Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2017	2016
Cost:
Product and distribution rights	$77,224	$77,379
Other deferred costs	186	1,541
	77,410	78,920
Accumulated amortization and impairment charges:
Product and distribution rights	71,157	67,003
Impairment	139	2,042
Other deferred costs	186	1,541
	71,482	70,586
	$5,928	$8,334